Separate Account Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Separate Account Assets and Liabilities	Separate Account Assets and Liabilities
The fair value of separate account assets is invested exclusively in mutual funds.
No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2022, 2021 and 2020.
The balances of and changes in separate account liabilities were as follows:

	Variable Annuities	Variable Universal Life	Total
	(in millions)
Balance at January 1, 2022	$82,862	$9,376	$92,238
Premiums and deposits	1,067	425	1,492
Policy charges	(1,396)	(278)	(1,674)
Surrenders and other benefits	(4,923)	(286)	(5,209)
Investment return	(14,450)	(1,654)	(16,104)
Net transfer from (to) general account	63	70	133
Balance at December 31, 2022	$63,223	$7,653	$70,876

Cash surrender value	$61,461	$7,200	$68,661

	Variable Annuities	Variable Universal Life	Total
	(in millions)
Balance at January 1, 2021	$79,299	$8,257	$87,556
Premiums and deposits	2,590	411	3,001
Policy charges	(1,520)	(263)	(1,783)
Surrenders and other benefits	(6,336)	(362)	(6,698)
Investment return	8,660	1,249	9,909
Net transfer from (to) general account	169	84	253
Balance at December 31, 2021	$82,862	$9,376	$92,238

Cash surrender value	$80,746	$8,939	$89,685